Deferred Charges (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Charges Disclosure [Abstract]
Deferred Costs [Table Text Block]

	Dry-Docking	Financing Costs	Total
Balance as of December 31, 2010	10,713	2,373	13,086
- Additions	3,996	172	4,168
- Amortization and write-offs	(8,907)	(989)	(9,896)
Balance as of December 31, 2011	5,802	1,556	7,358
- Additions	1,481	-	1,481
- Amortization and write-offs	(6,777)	(466)	(7,243)
- Transfers to held for sale	(286)	-	(286)
Subtotal	220	1,090	1,310
Less: Current portion	-	(1,090)	(1,090)
Balance as of December 31, 2012	220	-	220